LEASE LIABILITIES	12 Months Ended
Jun. 30, 2025
LEASE LIABILITIES
LEASE LIABILITIES

13. LEASE LIABILITIES

The following table represents the lease obligations for the Company as at June 30, 2025:

$
Balance, June 30, 2023	2,824,493
Additions during the year	-
Interest expense	335,184
Lease payments	(758,676)
Foreign exchange translation	70,197
Balance, June 30, 2024	2,471,198
Additions (disposals) during the period	706,974
Interest expense	263,218
Lease payments	(649,736)
Foreign exchange translation	(11,699)
Balance, June 30, 2025	2,779,955

The Company’s net additions (disposals) are the result of modification of the lease term for its property located in Damascus, Oregon and the lease extensions related to some of its existing Ontario retail locations (Note 8).

Allocated as:

	June 30, 2025 $	June 30, 2024 $
Current	317,182	435,276
Long-term	2,462,773	2,035,922
Total	2,779,955	2,471,198

The following table presents the contractual undiscounted cash flows for lease obligations as at June 30, 2025:

$
Less than one year	610,514
One to five years	2,027,316
More than five years	1,587,427
Total undiscounted lease obligation	4,225,257

During the year ended June 30, 2025, the Company had a lease with a term less than 12 months and recorded $nil (June 30, 2024 – $77,990; June 30, 2023 –$95,713) of rent expense attributed to short-term leases.